Subsequent Events	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Subsequent Event [Line Items]
Subsequent Events

NOTE I—SUBSEQUENT EVENTS

Management of the Plan has evaluated subsequent events through June 26, 2026, which is the date the financial statements were available to be issued.